UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10331

Name of Fund:  BlackRock California Municipal Income Trust (BFZ)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock California Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2016

Date of reporting period: 04/30/2016

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2016 (Unaudited)	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 88.9%
Corporate — 0.7%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric:
Series A, 5.88%, 2/15/34	$685	$788,305
Series D, 5.88%, 1/01/34	2,500	2,877,025

		3,665,330
County/City/Special District/School District — 28.4%
Butte-Glenn Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/30	8,425	9,632,134
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.13%, 5/01/31	500	596,205
6.50%, 5/01/36	1,210	1,467,500
6.50%, 5 /01/42	2,225	2,692,606
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 8/01/35	2,000	2,273,280
County of Orange California Water District, COP, Refunding, 5.25%, 8/15/34	2,000	2,274,540
County of Riverside California Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	8,990	10,783,775
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A:
6.00%, 3/01/36	2,880	3,499,229
5.50%, 3/01/41	5,270	6,280,206
County of Santa Clara California Financing Authority, Refunding LRB, Series L, 5.25%, 5/15/36	20,000	21,583,600
Evergreen Elementary School District, GO, Election of 2006, Series B (AGC), 5.13%, 8/01/33	2,500	2,814,250
Grossmont California Healthcare District, GO, Election of 2006, Series B, 6.00%, 7/15/21 (a)	3,235	4,048,214
Long Beach Unified School District California, GO, Refunding, Election of 2008, 5.75%, 8/01/19 (a)	3,895	4,513,526
Los Angeles California Municipal Improvement Corp., Refunding RB, Real Property, Series B (AGC), 5.50%, 4/01/30	5,065	5,685,057

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Modesto Irrigation District, COP, Capital Improvments, Series A, 5.75%, 10/01/29	$3,035	$3,414,254
Mountain View-Whisman School District, GO, Election of 2012, Series B, 4.00%, 9/01/42 (b)	2,500	2,747,600
Oak Grove School District California, GO, Election of 2008, Series A, 5.50%, 8/01/33	6,000	6,832,080
Pico Rivera Public Financing Authority, RB, 5.75%, 9/01/39	2,000	2,279,960
Sacramento Area Flood Control Agency, Special Assessment Bonds, Consolidated Capital Assessment District, 5.25%, 10/01/32	4,865	5,698,520
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/19 (a)	5,520	6,203,045
San Jose California Financing Authority, Refunding LRB, Civic Center Project, Series A, 5.00%, 6/01/32	3,375	4,023,810
San Leandro California Unified School District, GO, Election of 2010, Series A, 5.75%, 8/01/41	3,060	3,655,813
Santa Ana Unified School District, GO, Election of 2008, Series A:
5.50%, 8/01/30	6,525	7,204,318
5.13%, 8/01/33	5,000	5,468,800
Snowline Joint Unified School District, COP, Refunding, Refining Project (AGC), 5.75%, 9/01/19 (a)	2,250	2,613,195
Torrance Unified School District California, GO, Election of 2008, Measure Z, 6.00%, 8/01/19 (a)	4,000	4,670,080
Tustin California School District, GO, Election of 2008, Series B, 5.25%, 8/01/21 (a)	3,445	4,183,849
West Contra Costa California Unified School District, GO, Series A:
Election of 2010 (AGM), 5.25%, 8/01/32	4,960	5,870,358

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	APRIL 30, 2016	1

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
West Contra Costa California Unified School District, GO, Series A (continued):
Election of 2012, 5.50%, 8/01/39	$2,500	$3,071,075

		146,080,879
Education — 3.4%
California Educational Facilities Authority, Refunding RB, San Francisco University, 6.13%, 10/01/36	6,280	7,711,652
California Municipal Finance Authority, RB, Emerson College, 5.75%, 1/01/33	2,500	2,934,325
University of California, Refunding RB, Series AR, 5.00%, 5/15/37	5,750	7,042,715

		17,688,692
Health — 14.3%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare, Series B, 6.25%, 8/01/39	4,975	5,762,543
California Health Facilities Financing Authority, RB:
Adventist Health System West, Series A, 5.75%, 9/01/39	6,710	7,646,917
Children’s Hospital, Series A, 5.25%, 11/01/41	8,500	9,789,705
Sutter Health, Series A, 5.25%, 11/15/46	4,500	4,607,595
Sutter Health, Series B, 6.00%, 8/15/42	6,015	7,225,459
California Health Facilities Financing Authority, Refunding RB, Series A:
Catholic Healthcare West, 6.00%, 7/01/39	5,550	6,344,926
Dignity Health, 6.00%, 7/01/34	4,520	5,191,717
Providence Health and Services, 5.00%, 10/01/38	3,000	3,516,630
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, Series A, 5.25%, 12/01/56 (b)(c)	8,000	8,696,720

Municipal Bonds	Par (000)	Value
California (continued)
Health (continued)
California Statewide Communities Development Authority, Refunding RB:
Catholic Healthcare West, Series B, 5.50%, 7/01/30	$2,900	$3,056,745
Catholic Healthcare West, Series E, 5.50%, 7/01/31	5,065	5,339,675
Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	4,000	4,531,880
Washington Township Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/38	1,625	1,986,546

		73,697,058
State — 9.8%
Orange County Community Facilities District, Special Tax Bonds, Village of Esencia, Series A, 5.25%, 8/15/45	2,500	2,893,850
State of California, GO, Various Purposes:
6.00%, 3/01/33	2,000	2,377,320
6.00%, 4/01/38	16,000	18,343,040
State of California Public Works Board, LRB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	9,000	10,533,780
Various Capital Projects, Series I, 5.50%, 11/01/33	4,940	6,131,676
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	5,025	6,009,800
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	3,335	4,086,609

		50,376,075
Tobacco — 1.8%
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Senior, Series A-1, 5.75%, 6/01/47	9,000	9,022,500
Transportation — 10.8%
City & County of San Francisco California Airports Commission, ARB, Series E, 6.00%, 5/01/39	6,750	7,766,482

2	BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)

Municipal Bonds	Par (000)	Value
California (continued)
Transportation (continued)
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A:
5.00%, 5/15/34	$6,650	$7,478,656
5.00%, 5/15/40	4,760	5,408,264
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.75%, 3/01/34	3,820	4,498,738
6.25%, 3/01/34	2,650	3,181,829
County of Orange California, ARB, Series B, 5.75%, 7/01/34	8,000	8,472,240
County of Sacramento California, ARB:
PFC/Grant, Sub-Series D, 6.00%, 7/01/35	3,000	3,315,330
Senior Series B, 5.75%, 7/01/39	1,850	2,034,131
Senior Series B, AMT (AGM), 5.25%, 7/01/33	2,285	2,472,027
Port of Los Angeles California Harbor Department, RB, Series B, 5.25%, 8/01/34	5,580	6,307,465
Port of Los Angeles California Harbor Department, Refunding RB, Series A, AMT, 5.00%, 8/01/44	4,135	4,745,367

		55,680,529
Utilities — 19.7%
Anaheim Public Financing Authority, RB, Electric System Distribution Facilities, Series A, 5.38%, 10/01/36	7,690	9,036,903
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series D, 5.88%, 1/01/34	6,555	7,543,560
City of Los Angeles California Department of Water & Power, RB:
Power System, Sub-Series A-1, 5.25%, 7/01/38	9,000	9,821,790
Series A, 5.38%, 7/01/34	3,250	3,615,723
City of Los Angeles California Department of Water & Power, Refunding RB, Series A, 5.25%, 7/01/39	4,000	4,627,320

Municipal Bonds	Par (000)	Value
California (continued)
Utilities (continued)
City of Los Angeles California Wastewater System, Refunding RB, Series A, 5.00%, 6/01/39	$2,000	$2,229,620
City of Petaluma California Wastewater, Refunding RB, 6.00%, 5/01/36	5,625	6,769,013
City of San Francisco California Public Utilities Commission Water Revenue, RB:
Series A, 5.00%, 11/01/35	10,625	12,000,937
Sub-Series A, 5.00%, 11/01/37	5,000	5,840,750
Cucamonga Valley Water District, Refunding RB, Series A (AGM), 5.25%, 9/01/31	4,320	5,138,294
Dublin-San Ramon Services District Water Revenue, Refunding RB, 6.00%, 8/01/41	2,425	2,888,951
East Bay California Municipal Utility District Water System Revenue, Refunding RB, Series A, 5.00%, 6/01/36	6,745	7,743,597
El Dorado Irrigation District / El Dorado County Water Agency, Refunding RB, Series A (AGM), 5.25%, 3/01/39	10,000	11,930,600
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A, 5.25%, 5/15/19 (a)	11,020	12,504,504

		101,691,562
Total Municipal Bonds in California		457,902,625

Multi-State — 0.4%
Housing — 0.4%
Centerline Equity Issuer Trust (c)(d):
Series A-4-2, 6.00%, 5/15/19	1,000	1,118,580
Series B-3-2, 6.30%, 5/15/19	1,000	1,126,370
Total Municipal Bonds in Multi-State		2,244,950
Total Municipal Bonds — 89.3%		460,147,575

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	APRIL 30, 2016	3

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
California — 81.0%
County/City/Special District/School District — 32.8%
California Health Facilities Financing Authority, RB, Sutter Health, Series A:
5.00%, 11/15/41	$11,620	$13,769,351
5.00%, 8/15/52	9,695	11,336,628
City of Los Angeles Department of Airports, Series D, AMT, 5.00%, 5/15/41	18,632	21,596,362
Los Angeles Community College District California, GO:
Election of 2001 (AGM), 5.00%, 8/01/17 (a)	8,000	8,440,960
Election of 2008, Series C, 5.25%, 8/01/39 (f)	12,900	15,056,815
Los Angeles Community College District California, GO, Refunding, 6.00%, 8/01/19 (a)	20,131	23,489,302
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	5,000	5,625,450
Palomar California Community College District, GO, Election of 2006, Series C, 5.00%, 8/01/44	15,140	18,015,389
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	10,484	11,919,850
San Joaquin California Delta Community College District, GO, Election of 2004, Series C, 5.00%, 8/01/39	14,505	17,123,106
San Jose Unified School District Santa Clara County California, GO:
Election of 2002, Series D, 5.00%, 8/01/18 (a)	14,625	16,023,844
Series C, 4.00%, 8/01/39	6,100	6,631,310

		169,028,367
Education — 19.2%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (f)	10,395	11,482,525
Grossmont Union High School District, GO, Election of 2004, 5.00%, 8/01/18 (a)	13,095	14,356,788
University of California, RB:
5.00%, 5/15/38	4,250	5,188,570

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
California (continued)
Education (continued)
University of California, RB: (continued)
Series AM, 5.25%, 5/15/44	$5,000	$5,992,300
Series O, 5.75%, 5/15/19 (a)	12,300	14,142,048
University of California, Refunding RB:
Series A, 5.00%, 11/01/43	11,792	14,095,587
Series AI, 5.00%, 5/15/38	14,225	16,861,817
Series I, 5.00%, 5/15/40	14,065	16,707,485

		98,827,120
Health — 4.2%
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	18,960	21,892,354
State — 5.4%
State of California, GO, Various Purposes:
4.00%, 9/01/34	13,790	15,445,903
5.00%, 9/01/35	10,115	12,404,359

		27,850,262
Utilities — 19.4%
City of Los Angeles California Department of Water & Power, RB, Power System, Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	15,998	16,810,904
County of Orange California Sanitation District, COP, Series B (AGM), 5.00%, 2/01/17 (a)	14,700	15,194,655
County of Orange California Water District, COP, Refunding, 5.00%, 8/15/39	10,480	11,808,445
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/33	18,002	19,582,723
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 7/01/37	11,180	11,744,679
San Diego County Water Authority Financing Corp., COP, Refunding, Series A (AGM):
5.00%, 5/01/18 (a)	1,670	1,808,602
5.00%, 5/01/33	8,370	9,064,668

4	BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
California (concluded)
Utilities (continued)
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A, 5.25%, 5/15/19 (a)	12,460	$14,138,486

		100,153,162
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 81.0%		417,751,265
Total Long-Term Investments (Cost — $802,250,217) — 170.3%		877,898,840

Short-Term Securities	Shares
BIF California Municipal Money Fund, 0.00% (g)(h)	4,942,250	4,942,250
Total Short-Term Securities (Cost — $4,942,250) — 1.0%		4,942,250

Value
Total Investments (Cost — $807,192,467*) — 171.3%	$882,841,090
Liabilities in Excess of Other Assets — (1.3)%	(6,745,821)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (36.8)%	(189,421,939)
VMTP Shares, at Liquidation Value — (33.2)%	(171,300,000)

Net Assets Applicable to Common Shares — 100.0%	$515,373,330

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$618,226,702

Gross unrealized appreciation	$75,655,351
Gross unrealized depreciation	(379,743)

Net unrealized appreciation	$75,275,608

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	When-issued security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(f)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between October 1, 2016 to August 1, 2018 is $14,013,480.

(g)	During the period ended April 30, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at April 30, 2016	Income
BIF California Municipal Money Fund	6,380,903	(1,438,653)	4,942,250	$2

(h)	Current yield as of period end.

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	APRIL 30, 2016	5

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(50)	5-Year U.S. Treasury Note	June 2016	$6,045,703	$16,729
(98)	10-Year U.S. Treasury Note	June 2016	$12,746,125	56,698
(34)	Long U.S. Treasury Bond	June 2016	$5,552,625	72,264
(5)	Ultra U.S. Treasury Bond	June 2016	$856,719	12,492
Total				$158,183

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
RB	Revenue Bonds

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

6	BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	APRIL 30, 2016

Schedule of Investments (concluded)	BlackRock California Municipal Income Trust (BFZ)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$877,898,840	—	$877,898,840
Short-Term Securities	$4,942,250	—	—	4,942,250

Total	$4,942,250	$877,898,840	—	$882,841,090

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$158,183	—	—	$158,183

[1] See above Schedule of Investments for values in each sector.

[2] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$299,000	—	—	$299,000
Liabilities:
Bank overdraft	—	$(185,481)	—	(185,481)
TOB Trust Certificates	—	(189,338,780)	—	(189,338,780)
VMTP Shares	—	(171,300,000)	—	(171,300,000)

Total	$299,000	$(360,824,261)	—	$(360,525,261)

During the period ended April 30, 2016, there were no transfers between levels.

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	APRIL 30, 2016	7

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Income Trust

Date:	June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Income Trust

Date:	June 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal Income Trust

Date:	June 22, 2016